Equity, Stock Options, and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity, Stock Options, and Warrants [Abstract]
Schedule of weighted-average grant date assumptions used to estimate the fair value of options and stock appreciation rights granted
December 31, 2015

Expected volatility	100-150%
Dividend yield	0.00%
Risk-free interest rate	1.10–2.15%
Expected life (in years)	3.0-6.8

Schedule of stock-based award activity
			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Balance, December 31, 2015	308,464	$13.61	6.07	$—
Forfeited during 2016	(1,044)	17.00	—	—
Balance, March 31, 2016	307,420	$13.57	5.77	$—
Exercisable on March 31, 2016	172,606	$15.15	5.12	$—

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Balance, December 31, 2014	267,257	$15.00	6.51	$47,000
Forfeited during 2015	(21,033)	17.00	—	—
Granted during 2015	62,240	8.30	—	—
Balance, December 31, 2015	308,464	$13.61	6.07	$—
Exercisable on December 31, 2015	151,576	$15.38	5.38	$—

Schedule of information about stock options outstanding and exercisable
	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
	Number	Remaining	Average	Number	Average
Exercise	of	Contractual	Exercise	of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$0–$10.00	120,840	7.51	$7.74	46,820	$7.69
$10.01–$15.00	32,888	7.42	$12.50	13,098	$12.50
$15.01–$20.00	131,116	3.95	$17.50	93,112	$17.50
$20.01–$25.00	22,558	4.63	$23.47	19,576	$23.63

	307,420	5.77	$13.57	172,606	$15.15

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
	Number	Remaining	Average	Number	Average
Exercise	of	Contractual	Exercise	of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$0–$10.00	118,840	7.74	$7.74	38,884	$7.71
$10.01–$15.00	34,888	7.87	$12.50	11,520	$12.50
$15.01–$20.00	132,178	4.25	$17.50	82,235	$17.50
$20.01–$25.00	22,558	4.96	$23.47	18,937	$23.67

	308,464	6.07	$13.61	151,576	$15.38

Schedule of restricted stock activity
		Weighted-
		Average
		Grant
	Shares	Price
Unvested Balance, December 31, 2014	15,720	$0.05
Repurchase of unvested restricted shares	—	—
Vested	(15,720)	$0.05
Unvested Balance, December 31, 2015	—	$—

Schedule of stock based compensation expense
	Three Months Ended March 31,
	2016	2015
	(unaudited)	(unaudited)

Research and development	$161,000	$225,000
General and administrative	215,000	152,000
	$376,000	$377,000

	Year ended December 31
	2015	2014
Research and development	$583,000	$1,435,000
General and administrative	902,000	2,025,000
Total	$1,485,000	$3,460,000

Schedule of activity for warrants outstanding, exchanged, and issued

Balance outstanding at December 31, 2014	195,686	$26.94
Exchanged for Common Stock	(81,942)	5.50
Issued for Senior Notes and Notes Amendments	269,785	12.50
Issued for services	5,514	12.50
Issued for letter of credit guarantee	74,000	12.50
Issued pursuant to PIPE investment	312,500	12.50
Balance outstanding at September 30, 2015	775,543	$12.04

Schedule of warrants outstanding

	Issue Date	Expiry Date	Number of Warrants	Exercise Price per Share
2013 Services Warrants—July	Jul-13	Jul-18	9,494	$37.50
2013 Services Warrants—August	Aug-13	Aug-18	729	37.50
2013 Services Warrants—November	Nov-13	Nov-18	2,400	50.00
2014 Services Warrants—April(1)	Apr-14	Apr-19	13,657	39.00
2014 Services Warrants—September(2)	Aug-14	Aug-19	16,000	25.00
2014 PIPE Warrants—September(3)	Sept-14	Sept-18	26,500	25.00
2014 Services Warrants—November(4)	Nov-14	Nov-18	6,500	25.00
2014 Settlement Warrants—December(5)	Dec-14	Dec-19	38,464	25.00
2015 Notes Warrants(6)	Apr/May-15	Apr/May-20	219,785	12.50
2015 Services Warrants—May(7)	May-15	May-20	5,514	12.50
2015 LOC Guarantee Warrants—November (8)	Nov-15	Nov-20	74,000	15.00
2015 Debt Amendment Warrants—December (9)	Dec-15	Dec-20	50,000	5.00
2015 PIPE Warrants—December (10)	Dec-15	Dec-20	312,500	5.00
2016 Debt Amendment Warrants—February (11)	Feb-16	Feb-21	50,000	5.00
2016 Debt Amendment Warrants—March (12)	Mar-16	Mar-21	500,000	5.00
Balance outstanding at March 31, 2016			1,325,543	$6.76
Warrants exercisable at March 31, 2016			1,251,543	$6.27

(1)	The 2014 Services Warrants—April were issued for fees incurred in conjunction with the issuance of convertible notes in 2014. The warrants were valued on the issuance date at $11.50 per share in conjunction with the valuation approach used for the initial valuation of the warrants issued in connection with the convertible notes issued in 2014.

(2)	The 2014 Services Warrants—September were issued to a consultant in exchange for advisory services with no readily available fair value. The warrants were originally issued at $39.00 per share and had a one-time price reset provision to the exercise price of the warrants issued to investors in the convertible notes offering in April 2014 if the exercise price of such convertible notes warrants changed prior to September 30, 2014. On September 22, 2014, the exercise price was changed to $25.00 per share. There are no further exercise price changes for this warrant series. The warrants were valued using the Black-Scholes option pricing model at $131,000 on the issuance date with an additional $6,000 recorded to expense on September 22, 2014 to reflect the change in fair value resulting from the exercise price change.

(3)	On September 22, 2014 the Company issued 26,500 warrants with an exercise price of $25.00 per share in conjunction with placement agent services for the Company’s September 2014 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $296,000 on the issuance date.

(4)	On November 26, 2014, the Company issued 6,500 warrants with an exercise price of $25.00 per share for compensation for investor relations services provided. The warrants were valued using the Black-Scholes option pricing model at $43,000 on the issuance date.

(5)	On December 1, 2014, the Company issued 19,232 warrants with an exercise price of $39.00 per share and on December 15, 2014 issued 19,232 warrants with an exercise price of $25.00 per share to settle potential legal disputes resulting from claims made by the investors in the November 2013 private equity placement. The warrants issued on December 1, 2014 were issued concurrent with the issuance of 8,462 shares of the Company’s common stock in partial settlement of the potential legal disputes arising from claims by two investors. The Company settled all remaining potential legal disputes with all of the remaining investors in the November 2013 private placement on December 15, 2014 by issuing the second tranche of warrants and setting the exercise price of each warrant series issued at $25.00 with no further reset provisions. The combined issuance of the warrants and expense resulting from any price changes were valued using the Black-Scholes option pricing model at $246,000 and expensed to general and administrative expense.

(6)	On April 23, 2015 the Company issued warrants exercisable for up to 136,267 shares of our common stock and on May 7, 2015 the Company issued warrants exercisable for 83,518 shares of our common stock, each with an exercise price of $12.50 per share in conjunction with the Notes described in Note 8. The warrants were valued using the Black-Scholes option pricing model at $2,139,000 on the issuance date.

(7)	On May 7, 2015 the Company issued warrants exercisable for 5,514 shares of our common stock with an exercise price of $12.50 per share in conjunction with placement agent services for the Company’s May 2015 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $56,000 on the issuance date.

(8)	On November 2, 2015 the Company issued warrants exercisable for up to 74,000 shares of our common stock with an exercise price of $15.00 per share in conjunction with the LOC guarantee described in Note 16. The warrants were valued using the Black-Scholes option pricing model at $246,000 on the issuance date. The warrants are exercisable beginning on November 1, 2016.

(9)	On December 30, 2015 the Company issued warrants exercisable for up to 50,000 shares of our common stock with an initial exercise price of $12.50 per share in conjunction with the December 30, 2015 Notes amendment described in Note 8. In the event that the Company issues additional common stock derivative securities at a price per share less than the exercise price, the Company is obligated to reduce the exercise price of the December Debt Amendment Warrants to a price per share equal to the newly issued shares or derivative common stock securities. On March 31, 2016, concurrent with the issuance of the additional debt amendment warrants, the exercise price was reduced to $5.00 per share.

(10)	On December 31, 2015 the Company issued warrants exercisable for up to 312,500 shares of our common stock with an initial exercise price of $5.00 per share in conjunction with the December private equity placement. If the Company issues common share derivative securities at a price per share less than $5.00 per share, the Company is obligated to reduce the exercise price of the December PIPE warrants to a price per share equal to the newly issued shares or derivative common stock securities. This price protection clause expires at the earlier of June 30, 2016 or if the PIPE shares and underlying warrants are registered for resale.

(11)	On February 2, 2016 the Company issued warrants exercisable for up to 50,000 shares of our common stock with an initial exercise price of $12.50 per share in conjunction with the December 30, 2015 Notes amendment described in Note 8. The warrants were valued using the Black-Scholes option pricing model at $148,000 on the issuance date and were recorded as a derivative liability and additional debt discount. In the event that the Company issues additional common stock derivative securities at a price per share less than the exercise price, the Company is obligated to reduce the exercise price of the February Debt Amendment Warrants to a price per share equal to the newly issued shares or derivative common stock securities. On March 31, 2016, concurrent with the issuance of the additional debt amendment warrants, the exercise price was reduced to $5.00 per share.

(12)	On March 31, 2016 the Company issued warrants exercisable for up to 500,000 shares of our common stock with an initial exercise price of $5.00 per share in conjunction with the December 30, 2015 Notes amendment described in Note 8. The warrants were valued using the Black-Scholes option pricing model at $1,497,000 on the issuance date and were recorded as a derivative liability and additional debt discount. In the event that the Company issues additional common stock derivative securities at a price per share less than the exercise price, the Company is obligated to reduce the exercise price of the March Debt Amendment Warrants to a price per share equal to the newly issued shares or derivative common stock securities.

	Issue Date	Expiry Date	Number of Warrants	Exercise Price per Share
2013 Services Warrants—July	Jul-13	Jul-18	9,494	$37.50
2013 Services Warrants—August	Aug-13	Aug-18	729	37.50
2013 Services Warrants—November	Nov-13	Nov-18	2,400	50.00
2014 Services Warrants—April(1)	Apr-14	Apr-19	13,657	39.00
2014 Services Warrants—September(2)	Aug-14	Aug-19	16,000	25.00
2014 PIPE Warrants—September(3)	Sept-14	Sept-18	26,500	25.00
2014 Services Warrants—November(4)	Nov-14	Nov-18	6,500	25.00
2014 Settlement Warrants—December(5)	Dec-14	Dec-19	38,464	25.00
2015 Senior Notes Warrants(6)	Apr/May-15	Apr/May-20	219,785	12.50
2015 Services Warrants—May(7)	May-15	May-20	5,514	12.50
2015 LOC Guarantee Warrants – November (8)	Nov-15	Nov-20	74,000	15.00
2015 Debt Amendment Warrants – December (9)	Dec-15	Dec-20	50,000	12.50
2015 PIPE Warrants – December (10)	Dec-15	Dec-20	312,500	5.00
Balance outstanding at December 31, 2015			775,543	$12.04
Warrants exercisable at December 31, 2015			701,543	$11.73